Note 10 - Revenue	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
10.
   REVENUE

Revenue is generated primarily from contracts to manufacture or process steel products. Most of the Company’s revenue is generated by sales of material out of the Company’s inventory but a portion of the Company’s revenue is derived from processing of customer owned material. Generally, the Company’s performance obligations are satisfied, control of our products is transferred, and revenue is recognized at a single point in time, when title transfers to our customer for product shipped or when services are provided. Revenues are recorded net of any sales incentives. Shipping and other transportation costs charged to customers are treated as fulfillment activities and are recorded in both revenue and cost of sales at the time control is transferred to the customer. Costs related to obtaining sales contracts are incidental and expensed when incurred. Because customers are invoiced at the time title transfers and the Company’s rights to consideration are unconditional at that time, the Company does not
maintain contract asset balances. Additionally, the Company does not
maintain contract liability balances, as performance obligations are satisfied prior to customer payment for product. The Company offers industry standard payment terms.

The Company has
two
reportable segments: Coil and Tubular. Coil primarily generates revenue from temper passing and cutting to length hot-rolled steel coils. Coil segment revenue consists of three
main product types: Prime Coil, Non-Standard Coil and Customer Owned Coil. Tubular primarily generates revenue from the manufacture, distribution and processing of steel pipe. Tubular segment revenue consists of three
main product or service types: Manufactured Pipe, Mill Reject Pipe and Pipe Finishing Services. The following table disaggregates our revenue by product for each of our reportable business segments for the fiscal years ended
March 31, 2020
and
2019,
respectively:

	Fiscal Year Ended March 31,
	2020	2019
Coil Segment:
Prime Coil	87,222,853	106,436,452
Non-standard Coil	11,792,212	16,867,632
Customer Owned Coil	747,827	1,251,394
	99,762,892	124,555,478
Tubular Segment:
Manufactured Pipe	34,974,506	45,689,886
Mill Reject Pipe	7,364,926	16,072,129
Pipe Finishing Services	-	837,000
	42,339,432	62,599,015